Document and Entity Information Statement	Jun. 28, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 28, 2021
Entity Registrant Name	AMAZON.COM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22513
Entity Tax Identification Number	91-1646860
Entity Address, Address Line One	410 Terry Avenue North
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109-5210
City Area Code	206
Local Phone Number	266-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	AMZN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001018724
Amendment Flag	false